Expenses and other income (Tables)	12 Months Ended
Jun. 30, 2020
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Summary of Expenses and Other Income

	2020	2019	2018
	US$M	US$M	US$M
Employee benefits expense:
Wages, salaries and redundancies	3,706	3,683	3,653
Employee share awards	129	138	123
Social security costs	2	4	4
Pension and other post-retirement obligations	283	292	292
Less employee benefits expense classified as exploration and evaluation expenditure	(65)	(85)	(82)
Changes in inventories of finished goods and work in progress	(326)	496	(142)
Raw materials and consumables used	5,509	4,591	4,389
Freight and transportation	1,981	2,378	2,294
External services	4,404	4,745	4,786
Third party commodity purchases	1,139	1,069	1,374
Net foreign exchange gains	(603)	(147)	(93)
Fair value change on derivatives (1)	422	8	208
Government royalties paid and payable	2,362	2,538	2,168
Exploration and evaluation expenditure incurred and expensed in the current period	517	516	641
Depreciation and amortisation expense	6,112	5,829	6,288
Net impairments:
Property, plant and equipment	494	250	318
Goodwill and other intangible assets	–	14	14
Available for sale financial assets	–	–	1
Lease costs (2)	675	405	421
All other operating expenses	2,034	1,298	870

Total expenses	28,775	28,022	27,527

Insurance recoveries (3)	(489)	(57)	–
Other income (4)	(288)	(336)	(247)

Total other income	(777)	(393)	(247)

(1)
Fair value change on derivatives is principally related to commodity price contracts, foreign exchange contracts and embedded derivatives used in the ordinary course of business as well as derivatives used as part of the funding of dividends.

(2)
Lease costs for FY2020 represent short-term,
low-value
and variable lease costs that continue to be charged against profit from operations under IFRS 16. Refer to note 20 ‘Leases’ for details. Lease costs for FY2019 and FY2018 represent the operating lease rentals under IAS 17.

(3)	Insurance recoveries is principally related to claims received from Samarco dam failure. Refer to note 4 ‘Significant events – Samarco dam failure’ for further information.

(4)
Other income is generally income earned from transactions outside the course of the Group’s ordinary activities and may include certain management fees from non-controlling
interests and joint arrangements, dividend income, royalties, commission income and gains or losses on divestment of subsidiaries or operations.